DUE TO RELATED PARTIES	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Related Party Transactions [Abstract]
DUE TO RELATED PARTIES

9. DUE TO RELATED PARTIES

As of December 31, 2024 and June 30, 2024, the balance due to related parties was $7,271,591 and $1,753,417, respectively, and related to both costs paid on behalf of the Company and funding to the Company by Harthorne Capital, Inc. (“Harthorne”), an affiliate of the Company and other related party members. The balance due to related parties during the six months ended December 31, 2024, includes all salary and payroll accrual for the Company’s development and administration teams.

Between November 15, 2024 and December 20, 2024, the Company borrowed an aggregate of $2,859,973, evidenced by a Secured Promissory Note, dated December 1, 2024 for $3,000,000, under a planned committed line of credit with BOS Investment Inc. to borrow up to an aggregate of $5,000,000. BOS is an affiliate of Michael Singh, the Company’s Chairman and Co-CEO. See details on the Line of Credit in Note 10 – Notes Payable and Convertible Note Payable – Related Party.

On June 26, 2024, the Board approved a $1.1 million convertible bridge loan to the Company by Harthorne. See details on the convertible bridge loan in Note 9 – Notes Payable And Convertible Note Payable – Related Party.

9. DUE TO RELATED PARTIES

As of June 30, 2024, and 2023, the balance of due to related parties was $1,753,417 and $2,834,323, respectively, and related to both costs paid on behalf of the Company and funding to the Company provided by Harthorne Capital, Inc, an affiliate of the Company and other related party members. As of June 30, 2024, salary and payroll accruals for directors are also included in due to related party. In prior year they were included in accrued expenses.

On February 13, 2023, the Company entered into compensation agreements with certain executive officers and directors of the Company and as a result, approximately $2,500,000 in salary compensation is included in the related party as of June 30, 2023.

On June 26, 2024, the Board approved a $1.1 million convertible bridge loan to Awaysis Capital, Inc by Harthorne Capital, Inc, an affiliate of the Company. As of June 30, 2024, and 2023, the net balance of Notes - related party was $36,565 and $0, respectively. The net balance consists of the principle of the note of $1,100,000 and the discount on the beneficial conversion feature of $(1,100,000). This Discount is amortized on a straight-line basis over the life of the note. The current amortization of the discount is $36,565.